Investment in associates and joint ventures	12 Months Ended
Dec. 31, 2019
Investments accounted for using equity method [abstract]
Investment in associates and joint ventures
16
. Investment in associates and joint ventures

	Associates $m	Joint ventures $m	Total $m
Cost

At 1 January 2018	151	27	178

Additions	3	—	3

Share of (losses)/gains	(6)	5	(1)

Dividends and distributions	(5)	(32)	(37)

Exchange	(3)	—	(3)

At 31 December 2018	140	—	140
Additions	14	—	14
Share of (losses)/gains	(3)	—	(3)

Dividends	(7)	—	(7)

Exchange	1	—	1

At 31 December 2019	145	—	145

Impairment

At 1 January 2018	(37)	—	(37)
Exchange	1	—	1
At 31 December 201 8	(36)	—	(36)
Exchange	1	—	1
At 31 December 2019	(35)	—	(35)
Net book value
At 31 December 2019	110	—	110

At 31 December 2018	104	—	104

At 1 January 2018	114	27	141

Barclay associate
The Group held
one
material associate investment at 31 December 2019, a 19.9% interest in
111 East 48th Street Holdings, LLC
(the
‘Barclay associate’) which owns
InterContinental New York Barclay (the hotel), a hotel managed by the Group. The hotel reopened for trading in April 2016 following a major renovation. The investment is classified as an associate and equity accounted. Whilst the Group has the ability to exercise significant influence through certain decision rights, approval rights relating to the hotel’s operating and capital budgets rest solely with the 80.1% majority member. The Group’s ability to receive cash dividends is dependent on the hotel generating sufficient income to satisfy specified owner returns.
In March 2017, the Group invested $
43
m in the Barclay associate in conjunction with a refinancing of the hotel. The cash was used to repay a $43m supplemental bank loan for which the Group had previously provided an indemnity for
100
% of the related obligations. As a consequence, the indemnity was extinguished.
Impairment charges of $18m in 2017, related to the Barclay associate
,
resulted from the depressed trading outlook for the New York hotel market and the high costs of renovating the hotel. The recoverable amount of the investment was measured at its fair value less costs of disposal, based on the Group’s share of the market value of the hotel less debt in the associate. The hotel was appraised by a professional external valuer using an income capitalisation approach which is a discounted cash flow technique that measures the present value of projected income flows (over a
10-year
period) and the reversion of the property sale. Within the fair value hierarchy, this is categorised as a Level 3 fair value measurement. In addition to the projected income flows, the key assumptions used were a discount rate of 7.3% and a terminal capitalisation rate of 6.3%.
Summarised financial information in respect of the Barclay associate is set out below:

	31 December 2019 $m	31 December 2018 $m
Non-current assets	515	529

Current assets	75	70

Current liabilities	(22)	(17)

Non-current liabilities	(323)	(319)

Net assets	245	263

Group share of reported net assets at 19.9%	49	52

Adjustments to reflect capitalised costs, and additional rights and obligations under the shareholder agreement	4	7

Carrying amount	53	59

	12 months to 31 December 2019 $m	12 months to 31 December 2018 $m
Revenue	108	103

Loss from continuing operations and total comprehensive loss for the period	(17)	(13)

Group’s share of loss for the period, including the cost of funding owner returns	(10)	(8)

Other associates and joint ventures
The summarised aggregated financial information for individually immaterial associates and joint ventures is set out below. These are mainly investments in entities that own hotels which the Group manages.

	Associates			Joint ventures			Total
	2019 $m	2018 $m	2017 $m	2019 $m	2018 $m	2017 $m	2019 $m	2018 $m	2017 $m
Share of gains /(losses)

Operating profits before exceptional items	7	2	6	—	5	1	7	7	7

During 2018, the Group received a distribution of $32m from a joint venture following the sale of the hotel owned by the joint venture.